Risk Management and Use of Derivative Financial Instruments (Details 8)	12 Months Ended
Dec. 31, 2012
Hellweg Die Profi Baumarkte [Member]
Risks and Uncertainties
Concentration credit risk percentage	12.00%
Other Industry [Member]
Risks and Uncertainties
Concentration credit risk percentage	74.00%
Industrial
Risks and Uncertainties
Concentration credit risk percentage	37.00%
Warehouse/Distribution
Risks and Uncertainties
Concentration credit risk percentage	23.00%
Retail
Risks and Uncertainties
Concentration credit risk percentage	18.00%
Retail | Retail Industry [Member]
Risks and Uncertainties
Concentration credit risk percentage	26.00%
Office
Risks and Uncertainties
Concentration credit risk percentage	14.00%
All other
Risks and Uncertainties
Concentration credit risk percentage	8.00%
Us [Member]
Risks and Uncertainties
Concentration credit risk percentage	66.00%
Germany [Member]
Risks and Uncertainties
Concentration credit risk percentage	16.00%
Other Europe [Member]
Risks and Uncertainties
Concentration credit risk percentage	15.00%
Europe [Member]
Risks and Uncertainties
Concentration credit risk percentage	31.00%
Other International [Member]
Risks and Uncertainties
Concentration credit risk percentage	3.00%
International [Member]
Risks and Uncertainties
Concentration credit risk percentage	34.00%